SEGMENT DISCLOSURES - Disclosure of detailed information about entity reportable segments, assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Segments [Line Items]
Total Assets	$ 474,807	$ 399,437
Total Liabilities	88,466	83,543
Capital expenditures	99,408	77,036
Guanacevi [Member]
Disclosure Of Segments [Line Items]
Total Assets	125,456	127,091
Total Liabilities	44,916	43,925
Capital expenditures	24,631	26,561
Bolanitos [Member]
Disclosure Of Segments [Line Items]
Total Assets	44,205	47,660
Total Liabilities	11,200	12,086
Capital expenditures	10,709	11,756
Terronera [Member]
Disclosure Of Segments [Line Items]
Total Assets	186,860	80,993
Total Liabilities	23,604	18,712
Capital expenditures	62,495	37,633
Exploration [Member]
Disclosure Of Segments [Line Items]
Total Assets	83,312	84,410
Total Liabilities	1,319	1,138
Capital expenditures	1,297	734
Corporate [Member]
Disclosure Of Segments [Line Items]
Total Assets	34,974	59,283
Total Liabilities	7,427	7,682
Capital expenditures	$ 276	$ 352